GOLDMAN SACHS ASIA EQUITY FUND

Schedule of Investments

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 93.5%
China – 35.4%
5,950	58.com, Inc. ADR (Media & Entertainment)*	$ 335,461
19,878	Alibaba Group Holding Ltd. ADR (Retailing)*	3,441,081
112,800	Anhui Conch Cement Co. Ltd. Class H (Materials)	651,334
91,000	ANTA Sports Products Ltd. (Consumer Durables & Apparel)	679,309
501,500	China Merchants Bank Co. Ltd. Class H (Banks)	2,484,382
29,198	Contemporary Amperex Technology Co. Ltd. Class A (Capital Goods)	320,483
39,100	Gree Electric Appliances, Inc. of Zhuhai Class A (Consumer Durables & Apparel)	310,898
1,227,054	Hilong Holding Ltd. (Energy)	115,133
37,591	Huami Corp. ADR (Technology Hardware & Equipment)*	443,198
157,927	Inner Mongolia Yili Industrial Group Co. Ltd. Class A (Food, Beverage & Tobacco)	710,854
14,240	Kweichow Moutai Co. Ltd. Class A (Food, Beverage & Tobacco)	1,997,064
19,513	LexinFintech Holdings Ltd. ADR (Diversified Financials)*	206,838
152,000	Minth Group Ltd. (Automobiles & Components)	428,349
127,300	NARI Technology Co. Ltd. Class A (Capital Goods)	347,043
5,284	New Oriental Education & Technology Group, Inc. ADR (Consumer Services)*	551,174
181,000	Nexteer Automotive Group Ltd. (Automobiles & Components)	188,112
329,500	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	3,883,426
25,200	Shanghai International Airport Co. Ltd. Class A (Transportation)	300,940
92,000	Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)	1,268,930
21,752	Silergy Corp. (Semiconductors & Semiconductor Equipment)	438,774
47,600	Sunny Optical Technology Group Co. Ltd. (Technology Hardware & Equipment)	550,417
119,100	Tencent Holdings Ltd. (Media & Entertainment)	5,549,223
43,400	WuXi AppTec Co. Ltd. Class H (Pharmaceuticals, Biotechnology & Life Sciences)(a)	402,501

		25,604,924

Hong Kong – 11.1%
428,836	AIA Group Ltd. (Insurance)	4,389,466

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
55,301	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	$ 1,858,465
151,000	IMAX China Holding, Inc. (Media & Entertainment)(a)	347,594
1,960,000	Peace Mark Holdings Ltd. (Consumer Durables & Apparel)*(b)	—
855,000	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,042,900
54,500	Techtronic Industries Co. Ltd. (Capital Goods)	405,298

		8,043,723

India – 12.8%
2,580	Abbott India Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*	313,703
72,518	Aditya Birla Fashion and Retail Ltd. (Consumer Durables & Apparel)*	197,718
19,822	AIA Engineering Ltd. (Capital Goods)*	489,328
3,621	Atul Ltd. (Materials)	191,118
71,960	Axis Bank Ltd. (Banks)	702,291
8,046	Bajaj Finance Ltd. (Diversified Financials)	378,408
81,725	Crompton Greaves Consumer Electricals Ltd. (Consumer Durables & Apparel)	272,711
25,800	Dalmia Bharat Ltd. (Materials)	345,657
23,011	Divi’s Laboratories Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	545,035
153,112	Edelweiss Financial Services Ltd. (Diversified Financials)	323,610
1,137	Eicher Motors Ltd. (Automobiles & Components)	268,793
58,995	Hindustan Zinc Ltd. (Materials)	185,459
32,051	ICICI Lombard General Insurance Co. Ltd. (Insurance)(a)	561,477
8,241	Info Edge India Ltd. (Media & Entertainment)	268,088
52,089	Infosys Ltd. (Software & Services)	594,490
16,044	Infosys Ltd. ADR (Software & Services)	181,618
11,010	Larsen & Toubro Infotech Ltd. (Software & Services)(a)	241,668
18,180	Maruti Suzuki India Ltd. (Automobiles & Components)	1,440,244
315	MRF Ltd. (Automobiles & Components)	244,585
34,030	Navin Fluorine International Ltd. (Materials)	308,118
71,486	Prestige Estates Projects Ltd. (Real Estate)	263,699

GOLDMAN SACHS ASIA EQUITY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
1,830	Procter & Gamble Hygiene & Health Care Ltd. (Household & Personal Products)	$ 289,273
13,081	TeamLease Services Ltd. (Commercial & Professional Services)*	505,860
9,536	Thermax Ltd. (Capital Goods)	152,070

		9,265,021

Indonesia – 2.9%
565,400	Bank Central Asia Tbk. PT (Banks)	1,241,267
4,944,000	BFI Finance Indonesia Tbk. PT (Diversified Financials)	209,865
506,500	Map Aktif Adiperkasa PT (Retailing)*	198,741
478,100	Semen Indonesia Persero Tbk. PT (Materials)	434,611

		2,084,484

Macau – 0.7%
76,000	Galaxy Entertainment Group Ltd. (Consumer Services)	517,355

Philippines – 0.9%
131,730	Jollibee Foods Corp. (Consumer Services)	669,406

Singapore – 3.7%
124,221	DBS Group Holdings Ltd. (Banks)	2,368,502
886,652	Silverlake Axis Ltd. (Software & Services)	334,376

		2,702,878

South Korea – 14.2%
15,809	Hankook Tire & Technology Co. Ltd. (Automobiles & Components)	412,897
5,861	Kolmar Korea Co. Ltd. (Household & Personal Products)	271,828
362	Korea Zinc Co. Ltd. (Materials)	134,872
3,485	LG Chem Ltd. (Materials)	985,655
5,103	LG Electronics, Inc. (Consumer Durables & Apparel)	279,436
19,104	Modetour Network, Inc. (Consumer Services)	250,803
3,415	NAVER Corp. (Media & Entertainment)	396,198
3,316	NCSoft Corp. (Media & Entertainment)	1,349,551
35,440	Orange Life Insurance Ltd. (Insurance)(a)	846,607
2,227	Orion Corp. (Food, Beverage & Tobacco)	151,428
5,445	Osstem Implant Co. Ltd. (Health Care Equipment & Services)*	315,331
1,855	Pearl Abyss Corp. (Media & Entertainment)*	267,886
3,564	Samsung Electro-Mechanics Co. Ltd. (Technology Hardware & Equipment)(c)	273,225

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
89,834	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	$ 3,402,437
1,428	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	317,440
9,314	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	596,228

		10,251,822

Taiwan – 8.1%
964,000	FIT Hon Teng Ltd. (Technology Hardware & Equipment)(a)	397,112
88,000	Kingpak Technology, Inc. (Technology Hardware & Equipment)	418,958
5,000	Largan Precision Co. Ltd. (Technology Hardware & Equipment)	675,893
31,000	Nien Made Enterprise Co. Ltd. (Consumer Durables & Apparel)	238,021
462,338	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	3,801,829
76,000	Taiwan Union Technology Corp. (Technology Hardware & Equipment)	310,796

		5,842,609

Thailand – 2.8%
710,500	Airports of Thailand PCL (Transportation)	1,645,059
11,899	Sea Ltd. ADR (Media & Entertainment)*	417,655

		2,062,714

Vietnam – 0.9%
125,306	Vietnam Dairy Products JSC (Food, Beverage & Tobacco)	661,711

TOTAL COMMON STOCKS (Cost $63,969,909)		$67,706,647

Exchange Traded Funds – 2.4%
United States – 2.4%
21,404	iShares MSCI All Country Asia ex Japan ETF(c)	$ 1,452,476
9,243	iShares MSCI Malaysia ETF	267,030

TOTAL EXCHANGE TRADED FUNDS (Cost $1,797,824)		$ 1,719,506

GOLDMAN SACHS ASIA EQUITY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Units	Description	Expiration Month	Value

Right* – 0.1%
Taiwan – 0.1%
9,183	Kingpak Technology, Inc. (Technology Hardware & Equipment)	08/2019	$ 12,120
(Cost $0)

Shares	Dividend Rate		Value

Investment Company(d) – 3.3%
Goldman Sachs Financial Square Government Fund — Institutional Shares
2,410,949	2.272%		$ 2,410,949
(Cost $2,410,949)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $68,178,682)			$71,849,222

Securities Lending Reinvestment Vehicle(d) – 2.1%
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,547,572	2.272%		$ 1,547,572
(Cost $1,547,572)

TOTAL INVESTMENTS – 101.4% (Cost $69,726,254)			$73,396,794

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.4)%			(989,997)

NET ASSETS – 100.0%			$72,406,797

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(c)	All or a portion of security is on loan.

(d)	Represents an Affiliated Issuer.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 94.5%
Argentina – 1.2%
34,588	MercadoLibre, Inc. (Retailing)*	$ 21,493,675

Brazil – 7.7%
1,789,800	Atacadao SA (Food & Staples Retailing)*	10,978,872
676,300	Azul SA (Preference) (Transportation)*,(a)	9,175,997
2,441,000	B3 SA - Brasil Bolsa Balcao (Diversified Financials)	26,985,415
276,755	Banco Bradesco SA ADR (Banks)	2,501,865
3,301,535	Banco Bradesco SA (Preference) (Banks)*,(a)	29,846,046
1,306,600	Fleury SA (Health Care Equipment & Services)	7,987,469
592,100	IRB Brasil Resseguros S/A (Insurance)	14,739,083
291,651	Pagseguro Digital Ltd. Class A (Software & Services)*	12,680,986
2,161,800	Sao Martinho SA (Food, Beverage & Tobacco)	11,448,106
2,895,783	Wiz Solucoes e Corretagem de Seguros SA (Insurance)	9,029,522

		135,373,361

China – 28.4%
181,299	58.com, Inc. ADR (Media & Entertainment)*	10,221,638
428,346	Alibaba Group Holding Ltd. ADR (Retailing)*	74,150,976
2,193,000	Anhui Conch Cement Co. Ltd. Class H (Materials)	12,662,910
1,550,000	ANTA Sports Products Ltd. (Consumer Durables & Apparel)	11,570,647
7,401,500	China Merchants Bank Co. Ltd. Class H (Banks)	36,666,305
693,879	Contemporary Amperex Technology Co. Ltd. Class A (Capital Goods)	7,616,162
927,377	Gree Electric Appliances, Inc. of Zhuhai Class A (Consumer Durables & Apparel)	7,373,912
572,672	Huami Corp. ADR (Technology Hardware & Equipment)*	6,751,803
3,551,395	Inner Mongolia Yili Industrial Group Co. Ltd. Class A (Food, Beverage & Tobacco)	15,985,372
272,181	Kweichow Moutai Co. Ltd. Class A (Food, Beverage & Tobacco)	38,171,542
464,681	LexinFintech Holdings Ltd. ADR (Diversified Financials)*	4,925,619
1,412,100	Meituan Dianping Class B (Retailing)*	11,418,505
3,140,000	Minth Group Ltd. (Automobiles & Components)	8,848,797
2,606,401	NARI Technology Co. Ltd. Class A (Capital Goods)	7,105,522
137,223	New Oriental Education & Technology Group, Inc. ADR (Consumer Services)*	14,313,731

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
4,915,000	Nexteer Automotive Group Ltd. (Automobiles & Components)	$ 5,108,136
5,090,500	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	60,004,091
1,086,867	Shanghai International Airport Co. Ltd. Class A (Transportation)	12,979,452
405,497	Silergy Corp. (Semiconductors & Semiconductor Equipment)	8,179,543
1,174,400	Sunny Optical Technology Group Co. Ltd. (Technology Hardware & Equipment)	13,580,040
2,616,300	Tencent Holdings Ltd. (Media & Entertainment)	121,901,196
977,680	WuXi AppTec Co. Ltd. Class H (Pharmaceuticals, Biotechnology & Life Sciences)(b)(c)	9,067,221

		498,603,120

Colombia – 0.3%
415,763	Banco Davivienda SA (Preference) (Banks)(a)	5,213,305

Czech Republic – 0.7%
3,702,030	Moneta Money Bank A/S (Banks)(b)	12,722,652

Egypt – 0.4%
1,718,324	Commercial International Bank Egypt SAE (Registered) GDR (Banks)	7,388,793

Greece – 0.9%
419,953	JUMBO SA (Retailing)	8,230,555
824,947	Sarantis SA (Household & Personal Products)	7,917,585

		16,148,140

Hong Kong – 6.5%
4,972,800	AIA Group Ltd. (Insurance)	50,900,429
1,035,513	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	34,799,820
1,515,811	IMAX China Holding, Inc. (Media & Entertainment)(b)	3,489,319
13,943,000	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	17,007,199
1,139,000	Techtronic Industries Co. Ltd. (Capital Goods)	8,470,348

		114,667,115

India – 11.5%
28,850	Abbott India Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*	3,507,885
1,807,676	Aditya Birla Fashion and Retail Ltd. (Consumer Durables & Apparel)*	4,928,579

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
443,541	AIA Engineering Ltd. (Capital Goods)*	$ 10,949,292
435,918	Amber Enterprises India Ltd. (Consumer Durables & Apparel)*	4,956,890
82,444	Atul Ltd. (Materials)	4,351,424
1,690,788	Axis Bank Ltd. (Banks)	16,501,196
184,744	Bajaj Finance Ltd. (Diversified Financials)	8,688,625
1,873,839	Crompton Greaves Consumer Electricals Ltd. (Consumer Durables & Apparel)	6,252,875
584,090	Dalmia Bharat Ltd. (Materials)	7,825,371
524,552	Divi’s Laboratories Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	12,424,464
3,202,045	Edelweiss Financial Services Ltd. (Diversified Financials)	6,767,687
23,886	Eicher Motors Ltd. (Automobiles & Components)	5,646,783
1,202,095	Hindustan Zinc Ltd. (Materials)	3,778,958
713,908	ICICI Lombard General Insurance Co. Ltd. (Insurance)(b)	12,506,401
370,447	Info Edge India Ltd. (Media & Entertainment)	12,051,023
1,292,388	Infosys Ltd. (Software & Services)	14,749,986
403,559	Infosys Ltd. ADR (Software & Services)	4,568,288
257,852	Larsen & Toubro Infotech Ltd. (Software & Services)(b)	5,659,806
233,891	Maruti Suzuki India Ltd. (Automobiles & Components)	18,529,155
5,673	MRF Ltd. (Automobiles & Components)	4,404,859
534,201	Navin Fluorine International Ltd. (Materials)	4,836,816
1,489,935	Prestige Estates Projects Ltd. (Real Estate)	5,496,110
41,855	Procter & Gamble Hygiene & Health Care Ltd. (Household & Personal Products)	6,616,131
279,124	TeamLease Services Ltd. (Commercial & Professional Services)*	10,794,094
358,270	Thermax Ltd. (Capital Goods)	5,713,296

		202,505,994

Indonesia – 2.8%
13,066,500	Bank Central Asia Tbk. PT (Banks)	28,685,912
122,564,400	BFI Finance Indonesia Tbk. PT (Diversified Financials)	5,202,669
11,974,200	Map Aktif Adiperkasa PT (Retailing)*	4,698,445
10,699,900	Semen Indonesia Persero Tbk. PT (Materials)	9,726,620

		48,313,646

Shares	Description	Value

Common Stocks – (continued)
Mexico – 1.9%
4,546,910	Bolsa Mexicana de Valores SAB de CV (Diversified Financials)	$ 7,583,028
2,202,800	Grupo Cementos de Chihuahua SAB de CV (Materials)	11,824,514
3,642,200	Kimberly-Clark de Mexico SAB de CV Class A (Household & Personal Products)*	7,569,960
2,838,768	Unifin Financiera SAB de CV SOFOM ENR (Diversified Financials)	6,076,382

		33,053,884

Peru – 2.0%
2,416,454	Alicorp SAA (Food, Beverage & Tobacco)	7,753,720
4,756,191	Banco BBVA Peru SA (Banks)	4,794,344
30,896	Credicorp Ltd. (Banks)	6,735,019
387,725	Intercorp Financial Services, Inc. (Banks)	16,332,551

		35,615,634

Philippines – 0.7%
2,236,290	Jollibee Foods Corp. (Consumer Services)	11,364,049

Poland – 1.4%
402,464	Dino Polska SA (Food & Staples Retailing)*(b)	15,126,789
811,257	Powszechna Kasa Oszczednosci Bank Polski SA (Banks)	8,542,969

		23,669,758

Russia – 3.1%
349,020	LUKOIL PJSC ADR (Energy)	28,427,679
3,424,947	Moscow Exchange MICEX-RTS PJSC (Diversified Financials)	5,002,513
5,928,743	Sberbank of Russia PJSC (Banks)	21,631,928

		55,062,120

Singapore – 0.2%
10,078,200	Silverlake Axis Ltd. (Software & Services)	3,800,708

South Africa – 2.9%
1,132,495	Absa Group Ltd. (Banks)	12,548,722
190,219	Bid Corp. Ltd. (Food & Staples Retailing)	3,978,840
1,860,307	FirstRand Ltd. (Diversified Financials)	7,959,915
894,228	JSE Ltd. (Diversified Financials)	8,002,931
368,595	Santam Ltd. (Insurance)	7,587,885
6,355,504	Transaction Capital Ltd. (Diversified Financials)	10,190,961

		50,269,254

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – 11.1%
373,363	Hankook Tire & Technology Co. Ltd. (Automobiles & Components)	$ 9,751,430
120,639	Kolmar Korea Co. Ltd. (Household & Personal Products)	5,595,123
75,631	LG Chem Ltd. (Materials)	21,390,545
149,657	LG Electronics, Inc. (Consumer Durables & Apparel)	8,195,099
57,141	NAVER Corp. (Media & Entertainment)	6,629,328
44,361	NCSoft Corp. (Media & Entertainment)	18,054,113
597,778	Orange Life Insurance Ltd. (Insurance)(b)	14,279,993
96,084	Orion Corp. (Food, Beverage & Tobacco)	6,533,382
49,038	Osstem Implant Co. Ltd. (Health Care Equipment & Services)*	2,839,890
40,588	Pearl Abyss Corp. (Media & Entertainment)*(c)	5,861,430
84,637	Samsung Electro-Mechanics Co. Ltd. (Technology Hardware & Equipment)(c)	6,488,478
1,929,660	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	73,085,319
24,094	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	5,356,032
180,173	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	11,533,618

		195,593,780

Taiwan – 6.7%
20,692,000	FIT Hon Teng Ltd. (Technology Hardware & Equipment)(b)	8,523,910
620,000	Kingpak Technology, Inc. (Technology Hardware & Equipment)	2,951,749
121,000	Largan Precision Co. Ltd. (Technology Hardware & Equipment)	16,356,603
713,000	Nien Made Enterprise Co. Ltd. (Consumer Durables & Apparel)	5,474,478
547,000	President Chain Store Corp. (Food & Staples Retailing)	5,260,511
9,547,883	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	78,512,737

		117,079,988

Thailand – 1.6%
8,015,100	Airports of Thailand PCL (Transportation)	18,557,797
281,325	Sea Ltd. ADR (Media & Entertainment)*	9,874,508

		28,432,305

Shares	Description	Value

Common Stocks – (continued)
Turkey – 0.4%
2,161,693	Eregli Demir ve Celik Fabrikalari TAS (Materials)	$ 2,871,329
2,646,333	Sok Marketler Ticaret A/S (Food & Staples Retailing)*	4,798,583

		7,669,912

United Arab Emirates – 1.4%
1,283,990	Network International Holdings plc (Software & Services)*(b)	9,559,478
487,352	NMC Health plc (Health Care Equipment & Services)	14,553,880

		24,113,358

Vietnam – 0.7%
2,461,803	Vietnam Dairy Products JSC (Food, Beverage & Tobacco)	13,000,187

TOTAL COMMON STOCKS (Cost $1,628,895,739)		$1,661,154,738

Exchange Traded Funds – 4.2%
United States – 4.2%
1,618,540	iShares MSCI Emerging Markets ETF	$ 67,606,416
209,128	iShares MSCI Malaysia ETF	6,041,708

TOTAL EXCHANGE TRADED FUNDS (Cost $80,461,369)		$ 73,648,124

Units	Description	Expiration Month	Value

Right* – 0.0%
Taiwan – 0.0%
64,699	Kingpak Technology, Inc. (Technology Hardware & Equipment)	08/2019	$ 85,394
(Cost $0)

Shares	Dividend Rate		Value

Investment Company(d) – 0.8%
Goldman Sachs Financial Square Government Fund — Institutional Shares
13,336,435	2.272%		$ 13,336,435
(Cost $13,336,435)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,722,693,543)			$1,748,224,691

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(d) – 0.6%
Goldman Sachs Financial Square Government Fund — Institutional Shares
11,078,195	2.272%	$ 11,078,195
(Cost $11,078,195)

	TOTAL INVESTMENTS – 100.1% (Cost $1,733,771,738)	$1,759,302,886

	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%	(1,047,268)

	NET ASSETS – 100.0%	$1,758,255,618

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	All or a portion of security is on loan.

(d)	Represents an Affiliated Issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Schedule of Investments

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 104.5%
Argentina – 1.8%
199	MercadoLibre, Inc. (Retailing)*	$ 123,663

Brazil – 8.1%
8,700	Atacadao SA (Food & Staples Retailing)*	53,367
14,200	B3 SA - Brasil Bolsa Balcao (Diversified Financials)	156,982
19,706	Banco Bradesco SA ADR (Banks)	178,142
3,300	IRB Brasil Resseguros S/A (Insurance)	82,147
2,179	Pagseguro Digital Ltd. Class A (Software & Services)*	94,743

		565,381

China – 32.7%
907	58.com, Inc. ADR (Media & Entertainment)*	51,137
2,091	Alibaba Group Holding Ltd. ADR (Retailing)*	361,973
11,000	Anhui Conch Cement Co. Ltd. Class H (Materials)	63,517
8,000	ANTA Sports Products Ltd. (Consumer Durables & Apparel)	59,719
41,500	China Merchants Bank Co. Ltd. Class H (Banks)	205,587
3,800	Contemporary Amperex Technology Co. Ltd. Class A (Capital Goods)	41,710
4,800	Gree Electric Appliances, Inc. of Zhuhai Class A (Consumer Durables & Apparel)	38,166
21,400	Inner Mongolia Yili Industrial Group Co. Ltd. Class A (Food, Beverage & Tobacco)	96,325
7,600	Meituan Dianping Class B (Retailing)*	61,455
13,200	NARI Technology Co. Ltd. Class A (Capital Goods)	35,986
585	New Oriental Education & Technology Group, Inc. ADR (Consumer Services)*	61,021
21,000	Nexteer Automotive Group Ltd. (Automobiles & Components)	21,825
28,000	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	330,003
5,800	Shanghai International Airport Co. Ltd. Class A (Transportation)	69,264
3,000	Silergy Corp. (Semiconductors & Semiconductor Equipment)	60,515
6,400	Sunny Optical Technology Group Co. Ltd. (Technology Hardware & Equipment)	74,006
13,200	Tencent Holdings Ltd. (Media & Entertainment)	615,027
5,460	WuXi AppTec Co. Ltd. Class H (Pharmaceuticals, Biotechnology & Life Sciences)(a)	50,637

		2,297,873

Shares	Description	Value

Common Stocks – (continued)
Colombia – 0.3%
1,700	Banco Davivienda SA (Preference) (Banks)(b)	$ 21,316

Czech Republic – 0.9%
18,783	Moneta Money Bank A/S (Banks)(a)	64,551

Egypt – 0.4%
6,991	Commercial International Bank Egypt SAE (Registered) GDR (Banks)	30,061

Greece – 0.9%
3,334	JUMBO SA (Retailing)	65,342

Hong Kong – 8.4%
25,000	AIA Group Ltd. (Insurance)	255,894
5,767	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	193,808
76,000	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	92,702
6,500	Techtronic Industries Co. Ltd. (Capital Goods)	48,339

		590,743

India – 12.5%
10,895	Axis Bank Ltd. (Banks)	106,329
1,255	Bajaj Finance Ltd. (Diversified Financials)	59,023
3,651	Dalmia Bharat Ltd. (Materials)	48,914
3,274	Divi’s Laboratories Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	77,547
12,899	Edelweiss Financial Services Ltd. (Diversified Financials)	27,263
164	Eicher Motors Ltd. (Automobiles & Components)	38,771
4,822	ICICI Lombard General Insurance Co. Ltd. (Insurance)(a)	84,473
2,278	Info Edge India Ltd. (Media & Entertainment)	74,106
8,471	Infosys Ltd. (Software & Services)	96,679
2,898	Infosys Ltd. ADR (Software & Services)	32,806
1,777	Larsen & Toubro Infotech Ltd. (Software & Services)(a)	39,005
1,549	Maruti Suzuki India Ltd. (Automobiles & Components)	122,714
35	MRF Ltd. (Automobiles & Components)	27,176
294	Procter & Gamble Hygiene & Health Care Ltd. (Household & Personal Products)	46,473

		881,279

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Indonesia – 2.6%
61,300	Bank Central Asia Tbk. PT (Banks)	$ 134,577
52,700	Semen Indonesia Persero Tbk. PT (Materials)	47,906

		182,483

Mexico – 2.1%
12,300	Grupo Cementos de Chihuahua SAB de CV (Materials)	66,026
39,300	Kimberly-Clark de Mexico SAB de CV Class A (Household & Personal Products)*	81,681

		147,707

Peru – 1.7%
321	Credicorp Ltd. (Banks)	69,975
1,152	Intercorp Financial Services, Inc. (Banks)*	48,614

		118,589

Philippines – 0.7%
9,250	Jollibee Foods Corp. (Consumer Services)	47,005

Poland – 1.0%
6,614	Powszechna Kasa Oszczednosci Bank Polski SA (Banks)	69,649

Russia – 3.4%
39,110	Moscow Exchange MICEX-RTS PJSC (Diversified Financials)	57,124
12,377	Sberbank of Russia PJSC ADR (Banks)	184,665

		241,789

South Africa – 3.3%
8,142	Absa Group Ltd. (Banks)	90,218
1,370	Bid Corp. Ltd. (Food & Staples Retailing)	28,657
13,539	FirstRand Ltd. (Diversified Financials)	57,931
2,663	Santam Ltd. (Insurance)	54,820

		231,626

South Korea – 13.1%
1,773	Hankook Tire & Technology Co. Ltd. (Automobiles & Components)	46,307
370	LG Chem Ltd. (Materials)	104,646
750	LG Electronics, Inc. (Consumer Durables & Apparel)	41,069
247	NAVER Corp. (Media & Entertainment)	28,656
219	NCSoft Corp. (Media & Entertainment)	89,129
3,206	Orange Life Insurance Ltd. (Insurance)(a)	76,586
476	Orion Corp. (Food, Beverage & Tobacco)	32,366
201	Pearl Abyss Corp. (Media & Entertainment)*	29,027

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
395	Samsung Electro-Mechanics Co. Ltd. (Technology Hardware & Equipment)	$ 30,282
9,581	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	362,878
123	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	27,343
837	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	53,580

		921,869

Taiwan – 7.8%

1,000	Largan Precision Co. Ltd. (Technology Hardware & Equipment)	135,179
4,000	Nien Made Enterprise Co. Ltd. (Consumer Durables & Apparel)	30,712
46,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	378,260
		544,151

Thailand – 1.5%
27,200	Airports of Thailand PCL (Transportation)	62,978
1,273	Sea Ltd. ADR (Media & Entertainment)*	44,682

		107,660

Turkey – 0.4%
18,605	Eregli Demir ve Celik Fabrikalari TAS (Materials)	24,713

United Arab Emirates – 0.9%
2,033	NMC Health plc (Health Care Equipment & Services)	60,712

TOTAL COMMON STOCKS (Cost $7,289,265)		$ 7,338,162

Exchange Traded Fund – 0.3%
United States – 0.3%
764	iShares MSCI Malaysia ETF	$ 22,072
(Cost $23,341)

TOTAL INVESTMENTS – 104.8% (Cost $7,312,606)		$ 7,360,234

LIABILITIES IN EXCESS OF OTHER ASSETS – (4.8)%		(335,373)

NET ASSETS – 100.0%		$ 7,024,861

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS N-11 EQUITY FUND

Schedule of Investments

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 97.7%
Bangladesh – 4.4%
881,968	BRAC Bank Ltd. (Banks)*	$ 656,441
49,000	GrameenPhone Ltd. (Telecommunication Services)	192,730
80,985	Olympic Industries Ltd. (Food, Beverage & Tobacco)	213,219
58,675	Square Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	174,199

		1,236,589

Egypt – 5.6%
327,952	Commercial International Bank Egypt SAE (Banks)	1,433,675
142,481	Egyptian Financial Group-Hermes Holding Co. (Diversified Financials)	141,891

		1,575,566

Indonesia – 19.4%
944,300	Astra International Tbk. PT (Automobiles & Components)	468,023
1,181,300	Bank Central Asia Tbk. PT (Banks)	2,593,401
1,575,500	Bank Rakyat Indonesia Persero Tbk. PT (Banks)	499,241
199,645	Indocement Tunggal Prakarsa Tbk. PT (Materials)	317,168
295,900	Map Aktif Adiperkasa PT (Retailing)*	116,105
700,000	Semen Indonesia Persero Tbk. PT (Materials)	636,327
2,585,100	Telekomunikasi Indonesia Persero Tbk. PT (Telecommunication Services)	788,925

		5,419,190

Mexico – 15.5%
24,049	America Movil SAB de CV Class L ADR (Telecommunication Services)	336,446
196,000	Banco del Bajio SA (Banks)(a)	368,707
6,783	Fomento Economico Mexicano SAB de CV ADR (Food, Beverage & Tobacco)	615,218
8,731	Grupo Aeroportuario del Sureste SAB de CV Class B (Transportation)	132,557
72,600	Grupo Cementos de Chihuahua SAB de CV (Materials)	389,713
84,233	Grupo Financiero Banorte SAB de CV Class O (Banks)	424,071
79,708	Grupo Mexico SAB de CVSeries B (Materials)	195,030
76,400	Kimberly-Clark de Mexico SAB de CV Class A (Household & Personal Products)*	158,790
97,200	Regional SAB de CV (Banks)	465,515
153,085	Unifin Financiera SAB de CV SOFOM ENR (Diversified Financials)	327,678

Shares	Description	Value

Common Stocks – (continued)
Mexico – (continued)
318,724	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	$ 940,351

		4,354,076

Pakistan – 2.2%
137,686	Engro Corp. Ltd. (Materials)	221,203
124,500	Habib Bank Ltd. (Banks)	93,827
139,700	MCB Bank Ltd. (Banks)	153,014
190,100	Oil & Gas Development Co. Ltd. (Energy)	150,855

		618,899

Philippines – 7.7%
23,300	Ayala Corp. (Capital Goods)	437,353
862,800	Ayala Land, Inc. (Real Estate)	841,297
59,220	Jollibee Foods Corp. (Consumer Services)	300,935
294,064	Metropolitan Bank & Trust Co. (Banks)	437,108
95,630	Robinsons Retail Holdings, Inc. (Food & Staples Retailing)	149,024

		2,165,717

South Korea – 23.3%
5,240	Hana Financial Group, Inc. (Banks)	153,375
7,431	Hankook Tire & Technology Co. Ltd. (Automobiles & Components)	194,082
2,751	Kolmar Korea Co. Ltd. (Household & Personal Products)	127,589
2,382	LG Chem Ltd. (Materials)	673,696
4,304	LG Electronics, Inc. (Consumer Durables & Apparel)	235,684
2,341	NAVER Corp. (Media & Entertainment)	271,596
1,584	NCSoft Corp. (Media & Entertainment)	644,659
22,587	Orange Life Insurance Ltd. (Insurance)(a)	539,568
1,521	Orion Corp. (Food, Beverage & Tobacco)	103,423
4,539	Osstem Implant Co. Ltd. (Health Care Equipment & Services)*	262,863
1,234	Pearl Abyss Corp. (Media & Entertainment)*	178,205
3,232	Samsung Electro-Mechanics Co. Ltd. (Technology Hardware & Equipment)	247,773
59,620	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	2,258,090
625	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	138,936
7,679	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	491,564

		6,521,103

Turkey – 13.6%
247,088	Akbank TAS (Banks)*	330,531
128,910	Aygaz A/S (Utilities)	235,873

GOLDMAN SACHS N-11 EQUITY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Turkey – (continued)
307,373	Enka Insaat ve Sanayi A/S (Capital Goods)	$ 335,487
300,300	Eregli Demir ve Celik Fabrikalari TAS (Materials)	398,882
215,229	Haci Omer Sabanci Holding A/S (Diversified Financials)	379,708
131,382	KOC Holding A/S (Capital Goods)	439,913
195,819	Soda Sanayii A/S (Materials)	214,380
197,419	Sok Marketler Ticaret A/S (Food & Staples Retailing)*	357,979
274,871	Turkiye Garanti Bankasi A/S (Banks)*	483,452
1,174,345	Turkiye Sinai Kalkinma Bankasi A/S (Banks)*	174,647
67,330	Ulker Biskuvi Sanayi A/S (Food, Beverage & Tobacco)*	223,790
460,100	Yapi ve Kredi Bankasi A/S (Banks)*	223,970

		3,798,612

Vietnam – 6.0%
191,938	Bank for Foreign Trade of Vietnam JSC (Banks)	658,345
67,190	Masan Group Corp. (Food, Beverage & Tobacco)*	229,925
53,666	Saigon Thuong Tin Commercial JSB (Banks)*	24,550
142,836	Vietnam Dairy Products JSC (Food, Beverage & Tobacco)	754,283

		1,667,103

TOTAL COMMON STOCKS (Cost $23,324,844)		$27,356,855

Exchange Traded Fund(b) – 1.3%
United States – 1.3%
8,803	iShares MSCI Mexico ETF	$ 363,300
(Cost $373,642)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $23,698,486)		$27,720,155

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(c) – 1.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
286,425	2.272%	$ 286,425
(Cost $286,425)

TOTAL INVESTMENTS – 100.0% (Cost $23,984,911)		$28,006,580

LIABILITIES IN EXCESS OF OTHER ASSETS – 0.0%		(13,572)

NET ASSETS – 100.0%		$27,993,008

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an Affiliated Issuer.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments. GSAM did not develop the unobservable inputs for valuation of Level 3 Assets and Liabilities.

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of July 31, 2019:

ASIA EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$5,577,025	$62,141,742	$—
Exchange Traded Funds	1,719,506	—	—
Investment Company	2,410,949	—	—
Securities Lending Reinvestment Vehicle	1,547,572	—	—

Total	$11,255,052	$62,141,742	$—

EMERGING MARKETS EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$57,658,047	$—
Asia	153,234,242	1,167,057,434	—
Europe	—	52,540,550	—
North America	33,053,884	—	—
South America	153,460,627	44,235,348	—
Exchange Traded Funds	73,648,124	—	—
Investment Company	13,336,435	—	—
Securities Lending Reinvestment Vehicle	11,078,195	—	—

Total	$437,811,507	$1,321,491,379	$—

ESG EMERGING MARKETS EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$261,687	$—
Asia	736,284	5,163,993	—
Europe	—	199,542	—
North America	147,707	—	—
South America	807,633	21,316	—
Exchange Traded Fund	22,072	—	—

Total	$1,713,696	$5,646,538	$—

N-11 EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$1,575,566	$—
Asia	—	21,427,213	—
North America	4,354,076	—	—
Exchange Traded Fund	363,300	—	—
Securities Lending Reinvestment Vehicle	286,425	—	—

Total	$5,003,801	$23,002,779	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Asia Equity, Emerging Markets Equity and N-11 Equity Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Asia Equity, Emerging Markets Equity and N-11 Equity Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

Each of the Asia Equity, Emerging Markets Equity and N-11 Equity Funds and GSAL received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

ESG Standards Risk — The ESG Emerging Markets Equity Fund’s adherence to its environmental, social and governance (“ESG”) criteria and the application of GSAM’s supplemental ESG analysis when selecting investments may affect the Fund’s exposure to certain companies, sectors, regions, and countries and may affect the Fund’s performance depending on whether such investments are in or out of favor. For example, the Fund will not seek to invest in companies that GSAM believes have adverse social or environmental impacts (i.e., gambling, alcohol, tobacco, coal or weapons companies), and the Fund will not seek to invest in companies that GSAM believes show inadequate governance standards (e.g., certain state-owned enterprises).

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

GOLDMAN SACHS FUNDAMENTAL EMERGING MARKETS EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.